Note 9 - Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 3,424	$ (5,673)	$ (765)
Inland Revenue, Hong Kong [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	5,172	(3,154)	(759)
Internal Revenue Service (IRS) [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	120	(305)	(6)
Other [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (1,868)	$ (2,214)	$ 0